NOTE 3- Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2024
Notes
NOTE 3- Critical accounting estimates and judgements:

NOTE 3- Critical accounting estimates and judgements:

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses.

The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

a.Derivative liability - Warrants

The Company uses the Black-Scholes option-pricing model to estimate fair value at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Company's shares and the expected life of the warrants.

b.Derivative liability - Convertible loans:

The fair value of the convertible loans at fair value was estimated by using a binomial model. The simulation approach was designed to take into account the terms and conditions of financial liability, as well as the capital structure of the Company and the volatility of its assets. The valuation was performed based on management’s assumptions and projections.

c.Liability for Agricultural Research Organization

Each reporting period, the Company measures the Liability to Agricultural Research Organization, based on discounted cash flows derived from Company's future anticipated revenues.

d.Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by the Black-Scholes pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.